Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-in Capital	Non-Controlling Interests	Share Purchase Promissory Note	Treasury Stock	(Accumulated Deficit) / Retained Earnings
Balances at Dec. 31, 2008	$ 29,873,613	$ 282	$ 28,179,398	$ 826,406	$ (618,236)		$ 1,485,763
Balances (in shares) at Dec. 31, 2008		29,375
Increase (Decrease) in Stockholders' Equity
Interest on promissory note	(37,062)				(37,062)
Non-controlling interests:
Contributions	20,775			20,775
Restricted stock issued (in shares)		175
Restricted stock forfeited (in shares)		(175)
Net income (loss)	(13,616,641)						(13,616,641)
Balances at Dec. 31, 2009	16,240,685	282	28,179,398	847,181	(655,298)		(12,130,878)
Balances (in shares) at Dec. 31, 2009		29,375
Increase (Decrease) in Stockholders' Equity
Interest on promissory note	(38,522)				(38,522)
Non-controlling interests:
Contributions	4,236			4,236
Distribution	(1,154,898)			(1,154,898)
Shares surrendered in settlement of promissory note					693,820	(693,820)
Shares surrendered in settlement of promissory note (in shares)						(454)
Net income (loss)	3,761,058			941,093			2,819,965
Balances at Dec. 31, 2010	18,812,559	282	28,179,398	637,612		(693,820)	(9,310,913)
Balances (in shares) at Dec. 31, 2010		29,375				(454)
Non-controlling interests:
Shares surrendered in settlement of promissory note	(152,823)					(152,823)
Shares surrendered in settlement of promissory note (in shares)						163,076
Net income (loss)	$ (14,299,254)			$ (947,193)			$ (13,352,061)
Balances at Sep. 30, 2011